[ING STATIONERY]

April 13, 2011 United States Securities and Exchange Commission 100 F Street, NE, Room 1580 Washington, DC 20549

Re:	File No.: 333-133153
Prospectus Name: ING SmartDesign Multi-Rate Index Annuity

Dear Commissioners:

The undersigned on behalf of ING USA Annuity and Life Insurance Company (the “Company”) transmits for filing under the Securities Act of 1933, as amended (the “1933 Act”), a copy of its Post-Effective
Amendment No. 7 to the Registration Statement on Form S-1 (the “Amendment”) with respect to ING
SmartDesign Multi-Rate Index Annuity (the “Contract”). The Contract is an equity index annuity with a market value adjustment feature.

This filing updates company information, including financials, which financials are incorporated by reference, for a continuous offering under Rule 415 of the 1933 Act. The changes do not involve any substantive changes with regard to the securities offering.

We represent that this filing does not contain any changes to the disclosure that would render it ineligible to become effective under Rule 485(b) – were it to be subject to this rule. We request acceleration of the effective date of this registration statement to April 29, 2011. The Company’s acceleration request letter, and the acceleration request letter of Directed Services LLC, the distributor, accompanies this filing.

We acknowledge that:

·	Should the Commission of the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
·	The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
·	We may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me with your questions or comments. Sincerely,

/s/ Nicholas Morinigo Nicholas Morinigo Counsel

ING USA Annuity and Life Insurance Company 1475 Dunwoody Drive West Chester, PA 19380-1478

Tel: (610) 425-3447
Fax: (610) 425-3520